TYPE			13F-HR/A

PERIOD			03/31/07

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: MARCH 31, 2007

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [1]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  53 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $58,181(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     3238    36872 SH       Sole                    25297             11575
                                                               272     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     2439    36277 SH       Sole                    24522             11755
                                                                84     1250 SH       Other                                      1250
ASPEN INS HLDGS LTD            COM              G05384105     1341    51160 SH       Sole                    34660             16500
                                                                47     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1755    22069 SH       Sole                    14789              7280
                                                               111     1400 SH       Other                                      1400
BOSTON SCIENTIFIC              COM              101137107      830    57090 SH       Sole                    38540             18550
                                                                28     1925 SH       Other                                      1925
CITIGROUP INC                  COM              172967101     2553    49732 SH       Sole                    33577             16155
DOVER CORP                     COM              260003108     2608    53422 SH       Sole                    35957             17465
                                                               103     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1365    31674 SH       Sole                    20804             10870
GANNETT INC                    COM              364730101     1097    19490 SH       Sole                    13275              6215
GENERAL ELECTRIC               COM              369604103     2719    76895 SH       Sole                    52125             24770
                                                                94     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     2132    58031 SH       Sole                    39386             18645
                                                                61     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2366    51361 SH       Sole                    34746             16615
                                                                22      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     2783    46180 SH       Sole                    31262             14918
                                                                96     1600 SH       Other                                      1600
L-3 COMMUN HLDGS               COM              502424104     1337    15285 SH       Sole                    10315              4970
                                                                45      515 SH       Other                                       515
LEGGETT & PLATT                COM              524660107     1657    73079 SH       Sole                    50424             22655
                                                                23     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     2409    76510 SH       Sole                    51910             24600
                                                                69     2200 SH       Other                                      2200
MEDTRONIC INC                  COM              585055106     1085    22110 SH       Sole                    14685              7425
                                                                39      800 SH       Other                                       800
MONTPELIER RE HLDGS LTD        COM              G62185106      922    53200 SH       Sole                    35775             17425
NEWS CORP LTD A                COM              65248E104     2349   101610 SH       Sole                    68495             33115
                                                                83     3605 SH       Other                                      3605
PFIZER INC                     COM              717081103     1811    71696 SH       Sole                    48886             22810
                                                               132     5225 SH       Other                                      5225
ST JUDE MEDICAL                COM              790849103     1295    34430 SH       Sole                    23155             11275
                                                                45     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     2175    32800 SH       Sole                    22155             10645
                                                                74     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     1657    18457 SH       Sole                    12200              6257
                                                                63      705 SH       Other                                       705
TYCO INTL LTD                  COM              902124106     3572   113222 SH       Sole                    76142             37080
                                                                78     2475 SH       Other                                      2475
UNITEDHEALTH GRP               COM              91324p102     1389    26228 SH       Sole                    17743              8485
                                                                47      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2673    56935 SH       Sole                    38565             18370
                                                                93     1980 SH       Other                                      1980
WELLS FARGO & CO               COM              949746101     1581    45929 SH       Sole                    29184             16745
WYNDHAM WORLDWIDE              COM              98310W108     1146    33554 SH       Sole                    22602             10952
                                                                40     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     2076    24305 SH       Sole                    16430              7875
                                                                70      825 SH       Other                                       825